Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income [abstract]
Schedule of Fees and Commission Income from Contracts with Customers Broken Down by Main Types of Services According to the Scope of IFRS 15
Fee and commission income from contracts with customers broken down by main types of services, are detailed as follows:

	December 31,
	2024	2023	2022
Structured services	10,220	7,427	4,925
Letters of credit and guarantees	26,542	21,463	14,573
Credit commitments	7,710	4,675	1,185
Other fees and commissions income	1,011	—	(3)
Total fee and commission income	45,483	33,565	20,680
Fees and commissions expenses	(1,082)	(1,046)	(889)
Total	44,401	32,519	19,791

Schedule of Ordinary Income That is Expected to be Recognized on the Contracts in Force
The following table provides information on the ordinary income that is expected to be recognized on the existing contracts:

December 31, 2024
Up to 1 year	4,424
From 1 to 2 years	1,770
More than 2 years	517
Total	6,711